Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Condensed Balance Sheet

Condensed balance sheets (in thousands)

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	36,526	5,002	704
Short-term investments	20,894	21,248	2,993
Amounts due from subsidiaries	267,947	363,150	51,148
Other current assets	854	1,140	161
Total current assets	326,221	390,540	55,006
TOTAL ASSETS	326,221	390,540	55,006
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	16,044	8,006	1,127
Total current liabilities	16,044	8,006	1,127

TOTAL LIABILITIES	16,044	8,006	1,127
Shareholders’ equity
Class A ordinary shares (US$0.000002 par value per share; 20,000,000,000 and 20,000,000,000 shares authorized as of December 31, 2022 and 2023, respectively; 299,797,728 and 299,797,728 shares issued as of December 31, 2022 and 2023, 269,942,489 and 271,260,233 shares outstanding as of December 31, 2022 and 2023, respectively)	3	3	1
Class B ordinary shares (US$0.000002 par value per share; 2,500,000,000 and 2,500,000,000 shares authorized as of December 31, 2022 and 2023, respectively; 54,543,800 and 54,543,800 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	1	1	—
Additional paid-in capital	13,922,811	14,061,992	1,980,590
Treasury stock	(20,666)	(20,666)	(2,911)
Accumulated deficit	(13,580,086)	(13,679,965)	(1,926,783)
Accumulated other comprehensive (loss)/income	(11,886)	21,169	2,982
TOTAL SHAREHOLDERS’ EQUITY	310,177	382,534	53,879
TOTAL LIABILITIES AND SHAREHOLDER’S EQUITY	326,221	390,540	55,006

Condensed Statements of Comprehensive Loss

Condensed statements of comprehensive loss (in thousands)

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Operating expenses
General and administrative expenses	(311,784)	(284,778)	(134,599)	(18,958)
Total operating expenses	(311,784)	(284,778)	(134,599)	(18,958)
Loss from operations	(311,784)	(284,778)	(134,599)	(18,958)
Interest income	8,611	1,670	1,065	150
Other income/(expenses), net	40,348	(293,695)	(55,317)	(7,791)
Changes in fair value of warrant liabilities	(44,457)	—	—	—
Share of (losses)/income of subsidiaries	(6,121,777)	(237,570)	88,972	12,530
Net loss	(6,429,059)	(814,373)	(99,879)	(14,069)
Accretion of redeemable convertible preferred shares	(288,380)	—	—	—
Net loss attributable to ordinary shareholders	(6,717,439)	(814,373)	(99,879)	(14,069)
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation adjustments	(161,281)	172,356	33,055	4,656
Comprehensive loss	(6,590,340)	(642,017)	(66,824)	(9,413)
Accretions of redeemable convertible preferred shares	(288,380)	—	—	—
Comprehensive loss attributable to ordinary shareholders	(6,878,720)	(642,017)	(66,824)	(9,413)

Condensed Statements of Cash Flow

Condensed statements of cash flows (in thousands)

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net cash (used in)/generated from operating activities	(4,066)	(29,541)	(6,017)	(848)
Net cash (used in)/generated from investing activities	(7,713,202)	43,166	(28,219)	(3,975)
Net cash generated from/(used in) financing activities	7,215,688	(16,674)	3,341	471
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(25,625)	15,075	(629)	(89)
Net (decrease)/increase in cash and cash equivalents	(527,205)	12,026	(31,524)	(4,441)
Cash and cash equivalents at beginning of the year	551,705	24,500	36,526	5,145
Cash and cash equivalents at end of the year	24,500	36,526	5,002	704